Deferred tax - Movements of Gross Deferred Tax Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 479.5
Ending balance	379.8	£ 479.5
Gross deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	738.5	765.2
Acquisition of subsidiaries	0.8	10.7
(Credit)/charge to income	18.1	(62.8)
(Credit)/charge to other comprehensive income	(9.6)	0.5
Transfer to disposal group classified as held for sale	(105.6)
Exchange differences	(19.4)	24.9
Ending balance	622.8	738.5
Gross deferred tax liabilities [member] | Brands and other intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	438.6	489.2
Acquisition of subsidiaries	0.8	10.7
(Credit)/charge to income	(31.2)	(68.8)
Transfer to disposal group classified as held for sale	(46.6)
Exchange differences	(9.3)	7.5
Ending balance	352.3	438.6
Gross deferred tax liabilities [member] | Associate earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17.6	21.6
(Credit)/charge to income	68.6	(3.9)
Transfer to disposal group classified as held for sale	(7.9)
Exchange differences	(1.8)	(0.1)
Ending balance	76.5	17.6
Gross deferred tax liabilities [member] | Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	182.3	140.4
(Credit)/charge to income	10.3	31.8
Transfer to disposal group classified as held for sale	(51.7)
Exchange differences	(5.5)	10.1
Ending balance	135.4	182.3
Gross deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22.2	21.2
(Credit)/charge to income	(22.2)	(0.3)
Exchange differences		1.3
Ending balance		22.2
Gross deferred tax liabilities [member] | Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	39.9	36.2
(Credit)/charge to income	(0.7)	(0.9)
Exchange differences	(2.3)	4.6
Ending balance	36.9	39.9
Gross deferred tax liabilities [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37.9	56.6
(Credit)/charge to income	(6.7)	(20.7)
(Credit)/charge to other comprehensive income	(9.6)	0.5
Transfer to disposal group classified as held for sale	(0.6)
Exchange differences	(0.5)	1.5
Ending balance	£ 21.7	£ 37.9